FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 9,805	$ 7,070
Total capital securities	2,833	3,085
Total financial liabilities	66,006	62,406
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	2,277	2,060	$ 1,682
Total financial liabilities	577	859	$ 863
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,523	2,200
Securities designated as FVTOCI	105	108
Derivative assets	294	144
Total financial assets	2,922	2,452
Total capital securities	577	859
Derivative financial liabilities	538	498
Total financial liabilities	1,115	1,357
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	10	17
Securities designated as FVTOCI	36	13
Derivative assets	0	0
Total financial assets	46	30
Total capital securities	0	0
Derivative financial liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	305	218
Securities designated as FVTOCI	0	0
Derivative assets	294	144
Total financial assets	599	362
Total capital securities	0	0
Derivative financial liabilities	538	498
Total financial liabilities	538	498
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,208	1,965
Securities designated as FVTOCI	69	95
Derivative assets	0	0
Total financial assets	2,277	2,060
Total capital securities	577	859
Derivative financial liabilities	0	0
Total financial liabilities	$ 577	$ 859